CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

(in millions)	2023	2022	2021
Cash and cash equivalents	$316	$774	$1,102
There were no bank overdrafts at December 31, 2023, 2022, or 2021.